IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (304)	$ (303)	$ (238)
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(58)	(28)	(41)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(246)	(275)	(197)
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(149)	(92)	2
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	1	(56)	(17)
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (150)	$ (36)	$ 19